Leases (Schedule Of Capital Leased Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Accumulated depreciation	¥ (52,971)	¥ (59,554)
Total	40,165	45,898
Buildings
Property, Plant and Equipment [Line Items]
Capital leased assets	13,616	18,757
Machinery, vehicles and tools
Property, Plant and Equipment [Line Items]
Capital leased assets	¥ 79,520	¥ 86,695